Document and Entity Information	Jun. 29, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 29, 2021
Entity Registrant Name	MEDAVAIL HOLDINGS, INC.
Entity Central Index Key	0001402479
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	000-53298
Entity Tax Identification Number	90-0772394
Entity Address, Address Line One	6665 Millcreek Dr.
Entity Address, Address Line Two	Unit 1
Entity Address, City or Town	Mississauga
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	L5N 5M4
City Area Code	905
Local Phone Number	812-0023
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	MDVL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false